Issued Capital - Schedule of Warrants and Special Warrants (Details) - CAD ($)	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Statement Line Items [Line Items]
Amount, Special warrants issued to acquire royalties		$ 2,031,251
Amount, Listed warrants issued for cash		30,000,000
Amount, Listed warrants issued on automatic exercise of qualifying special warrants
Amount, Listed Warrants issued on exercise of over-allotment option		215,250
Amount, Agents' fees and issuance costs		$ (1,614,625)
Warrant Reserves [Member]
Statement Line Items [Line Items]
Number of Warrants, Outstanding, Beginning balance	27,897,630
Number of Warrants, Special warrants issued at fair value
Number of Warrants, Special warrants issued to acquire royalties
Number of Warrants, Common shares issued upon exercise of warrants	(2,769,293)
Number of Warrants, Listed warrants issued for cash		20,000,000
Number of Warrants, Listed warrants issued on automatic exercise of qualifying special warrants		1,733,334
Number of Warrants, Listed Warrants issued on exercise of over-allotment option		861,000
Number of Warrants, Agents 'fees and issuance costs
Number of Warrants, Common share purchase warrants issued to settle other payable		500,000
Number of Warrants, Listed Warrants issued to acquire royalties		4,803,296
Number of Warrants, Outstanding, Ending balance	25,128,337	27,897,630
Number of Special Warrants, Outstanding, Beginning balance		1,349,503
Number of Special Warrants, Special warrants issued at fair value		2,233,334
Number of Special Warrants, Special warrants issued to acquire royalties		1,354,167
Number of Special Warrants, Common shares issued upon exercise of warrants		(3,203,670)
Number of Special Warrants, Listed warrants issued for cash
Number of Special Warrants, Listed warrants issued on automatic exercise of qualifying special warrants		(1,733,334)
Number of Special Warrants, Listed Warrants issued on exercise of over-allotment option
Number of Special Warrants, Agents' fees and issuance costs
Number of Special Warrants, Common share purchase warrants issued to settle other payable
Number of Special Warrants, Listed Warrants issued to acquire royalties
Number of Special Warrants, Outstanding, Ending balance
Amount, Outstanding, Beginning balance	$ 7,076,311	$ 2,024,255
Amount, Special warrants issued at fair value		3,350,001
Amount, Special warrants issued to acquire royalties		2,031,251
Amount, Common shares issued upon exercise of warrants	(724,160)	(4,805,506)
Amount, Listed warrants issued for cash		5,244,755
Amount, Listed warrants issued on automatic exercise of qualifying special warrants		(2,145,455)
Amount, Listed Warrants issued on exercise of over-allotment option		215,250
Amount, Agents' fees and issuance costs		(292,935)
Amount, Common share purchase warrants issued to settle other payable		195,089
Amount, Listed Warrants issued to acquire royalties		$ 1,259,606
Amount, Outstanding, Ending balance	$ 6,352,151